OCTOBER 11, 2018

SUPPLEMENT TO THE FOLLOWING SUMMARY PROSPECTUSES:

SUMMARY PROSPECTUSES DATED MARCH 1, 2018, AS SUPPLEMENTED SEPTEMBER 11, 2018

FOR THE FOLLOWING FUNDS:

HARTFORD EMERGING MARKETS EQUITY FUND

HARTFORD GLOBAL IMPACT FUND

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

THE HARTFORD INTERNATIONAL VALUE FUND

SUMMARY PROSPECTUS DATED MARCH 1, 2018, AS RESTATED SEPTEMBER 11, 2018

FOR HARTFORD INTERNATIONAL EQUITY FUND

SUMMARY PROSPECTUS DATED MARCH 1, 2018, AS RESTATED JULY 31, 2018 AND AS SUPPLEMENTED
SEPTEMBER 11, 2018 FOR HARTFORD ENVIRONMENTAL OPPORTUNITIES FUND

SUMMARY PROSPECTUS DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH SEPTEMBER 11, 2018

FOR THE HARTFORD INTERNATIONAL GROWTH FUND

SUMMARY PROSPECTUS DATED MARCH 1, 2018, AS SUPPLEMENTED AUGUST 9, 2018

FOR HARTFORD GLOBAL CAPITAL APPRECIATION FUND

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus.

(1) Effective immediately, the ticker symbol for Class T shares is deleted and replaced with “N/A” in each of the above referenced Summary Prospectuses.

(2) The mailing addresses for Hartford Funds reflected in each of the above referenced Summary Prospectuses are changing effective immediately. Accordingly, the last paragraph in the section entitled “Purchase and Sale of Fund Shares” in each of the above referenced Summary Prospectuses is deleted in its entirety and replaced with the following:

You may sell your shares of the Fund on those days when the New York Stock Exchange is open, typically Monday through Friday. You may sell your shares through your financial intermediary. With respect to certain accounts, you may sell your shares on the web at www.hartfordfunds.com, by phone by calling 1-888-843-7824, by electronic funds transfer, or by wire. In certain circumstances you will need to write to Hartford Funds to request to sell your shares. For regular mail, please send the request to Hartford Funds, P.O. Box 219060, Kansas City, MO 64121-9060. For overnight mail, please send the request to Hartford Funds, 430 W 7th Street, Suite 219060, Kansas City, MO 64105-1407.

This Supplement should be retained with your Summary Prospectus for future reference.

HV-7431	October 2018